GLOBAL TACTICAL ASSET ALLOCATION FUND

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

GLOBAL TACTICAL ASSET ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 19, 2023 TO THE FUND’S PROSPECTUS DATED JULY 31, 2023, AS SUPPLEMENTED

Effective December 20, 2023, Christopher Shipley is no longer a portfolio manager of the Global Tactical Asset Allocation Fund (the “Fund”). Effective December 20, 2023, all references to Christopher Shipley in the Fund’s Prospectus are hereby deleted, and the Prospectus is amended as follows:

1.	The paragraph under the section entitled “FUND SUMMARIES – Global Tactical Asset Allocation Fund – Management” beginning on page 8 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Global Tactical Asset Allocation Fund. Daniel J. Phillips, CFA, Senior Vice President of NTI, Timothy Johnson, Senior Vice President of NTI, Anwiti Bahuguna, PhD, Executive Vice President of NTI, and Daniel Ballantine, Vice President of NTI, have been managers of the Fund (including the Predecessor Fund) since April 2011, July 2022, December 2023, and December 2023, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

2.	The first paragraph under the section entitled “FUND MANAGEMENT – EQUITY AND EQUITY INDEX FUNDS” on page 204 of the Prospectus is deleted and replaced with the following:

The managers for the Global Tactical Asset Allocation Fund are Daniel J. Phillips, CFA, Senior Vice President of NTI, Timothy Johnson, Senior Vice President of NTI, Anwiti Bahuguna, PhD, Executive Vice President of NTI, and Daniel Ballantine, Vice President of NTI. Mr. Phillips has been a manager of the Fund since April 2011. Mr. Johnson has been a manager of the Fund since July 2022. Ms. Bahuguna and Mr. Ballantine have been managers of the Fund since December 2023. Mr. Phillips joined NTI in 2005. Mr. Phillips is responsible for the coordination of NTI’s investment policy, including the development of asset allocation strategy and communication of asset allocation decisions. Mr. Phillips earned his CFA designation in 2009. Mr. Johnson joined NTI in January 2022, where he is the Head of Portfolio Solutions and a member of the Fixed Income Strategy Committee. Prior to joining Northern Trust, Mr. Johnson led various portfolio management teams at BNP Paribas Asset Management and held senior portfolio management positions at BlackRock and De Nederlandsche Bank. Ms. Bahuguna earned her PhD in economics at Northeastern University in 1998. Ms. Bahuguna is Chief Investment Officer of Global Asset Allocation at NTI. Prior to joining NTI in September 2023, Ms. Bahuguna was head of multi-asset strategy for the Global Asset Allocation Team at Columbia Threadneedle Investments and was the lead portfolio manager for the Columbia Threadneedle Investments asset allocation funds and separately managed accounts. Mr. Ballantine joined NTI in 2015, where he is the Senior Investment Analyst and Investment Strategist on the Global Asset Allocation Team.

Please retain this supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT PRO COMBO (12/23)

NORTHERN FUNDS PROSPECTUS

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

GLOBAL TACTICAL ASSET ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 19, 2023 TO THE FUND’S SAI DATED JULY 31, 2023, AS SUPPLEMENTED

Effective December 20, 2023, Christopher Shipley is no longer a portfolio manager of the Global Tactical Asset Allocation Fund (the “Fund”). Effective December 20, 2023, all references to Christopher Shipley in the Fund’s SAI are hereby deleted, and the SAI is amended as follows:

1.	The information for the Fund in the table under the section entitled “PORTFOLIO MANAGERS” on page 111 of the SAI is replaced with the following:

PORTFOLIO MANAGERS

Fund	Portfolio Manager(s)
Global Tactical Asset Allocation Fund	Daniel J. Phillips, Timothy Johnson, Anwiti Bahuguna*** and Daniel Ballantine***

***	Became a Portfolio Manager effective December 20, 2023.

2.

The following information, as of November 30, 2023, with respect to Anwiti Bahuguna is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 112 of the SAI:

The table below discloses the accounts within each type of category listed below for which Anwiti Bahuguna* was jointly and primarily responsible for day-to-day portfolio management as of November 30, 2023.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

*	Anwiti Bahuguna became a Portfolio Manager of the Global Tactical Asset Allocation Fund effective December 20, 2023.

3.

The following information, as of November 30, 2023, with respect to Daniel Ballantine is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 112 of the SAI:

The table below discloses the accounts within each type of category listed below for which Daniel Ballantine* was jointly and primarily responsible for day-to-day portfolio management as of November 30, 2023.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

*	Daniel Ballantine became a Portfolio Manager of the Global Tactical Asset Allocation Fund effective December 20, 2023.

NORTHERN FUNDS PROSPECTUS

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

4.	The following information, as of November 30, 2023, is added in the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 125 of the SAI:

Shares Beneficially Owned by	Fund	Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Anwiti Bahuguna[14]	Global Tactical Asset Allocation Fund	None
Daniel Ballantine[14]	Global Tactical Asset Allocation Fund	None

[14]	Became a portfolio manager of the Fund effective December 20, 2023. Information provided is as of November 30, 2023.

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT SAI COMBO (12/23)

NORTHERN FUNDS PROSPECTUS